COMMON STOCK	12 Months Ended
Dec. 31, 2011
COMMON STOCK [Abstract]
COMMON STOCK
I.	COMMON STOCK

In April 2002, our shareholders approved the 2002 Employee Stock Purchase Plan ("Stock Purchase Plan") to succeed the Employee Stock Purchase Plan originally approved in 1994.  In April 2008, our shareholders authorized additional shares to be allocated to the Stock Purchase Plan and extended the term of the Stock Purchase Plan to 2018.  The plan allows eligible employees to purchase shares of our stock at a share price equal to 85% of fair market value on the purchase date.  We have expensed the fair value of the compensation associated with these awards, which approximates the discount.

In April 1994, our shareholders approved the Directors' Retainer Stock Plan ("Stock Retainer Plan").  In April 2007, our shareholders authorized additional shares to be distributed pursuant to this plan.  The Stock Retainer Plan allows eligible members of the Board of Directors to defer their retainer fees and receive shares of our stock at the time of their retirement, disability or death.  The number of shares to be received is equal to the amount of the retainer fee deferred multiplied by 110%, divided by the fair market value of a share of our stock at the time of deferral. The number of shares is increased by the amount of dividends paid on the Company's common stock.  We recognized expense for this plan of $0.5 million, $0.5 million and $0.3 million in 2011, 2010 and 2009, respectively.

On April 15, 2010, our shareholders approved an amended and restated Long Term Stock Incentive Plan (the "LTSIP”). The LTSIP reserves 1,000,000 shares, plus a balance of unused shares from prior plans of approximately 1.6 million shares, plus an annual increase of no more than 200,000 shares per year which may be added on the date of the annual meeting of shareholders.  The LTSIP provides for the granting of stock options, reload options, stock appreciation rights, restricted stock, performance shares and other stock-based awards.

A summary of the transactions under the stock option plans is as follows:

	Stock Under Option	Weighted- Average Exercise Price Per Share	Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 27, 2008	600,047	$22.16	3.62	$2,686,949
Exercised	(114,651)	17.14
Forfeited or expired	(11,518)	23.48
Outstanding at December 26, 2009	473,878	23.34	2.97	7,049,362
Exercised	(96,310)	19.80
Forfeited or expired	(17,571)	28.60
Outstanding at December 25, 2010	359,997	24.04	2.35	5,012,758
Exercised	(122,517)	21.33
Forfeited or expired	(46,146)	20.57
Outstanding at December 31, 2011	191,334	26.60	1.83	872,441
Vested or expected to vest at December 31, 2011	(102,000)
Exercisable at December 31, 2011	89,334	$27.61	1.45	$293,986

The total intrinsic value of options exercised during 2011, 2010 and 2009 was $1.2 million $1.8 million and $2.3 million, respectively.

The unrecognized compensation expense for stock options is not significant for 2011, 2010 or 2009.

A summary of the nonvested restricted shares issued under stock award plans is as follows:

	Restricted Awards	Weighted- Average Grant Date Fair Value	Unrecognized Compensation Expense (in millions)	Weighted- Average Period to Recognize Expense
Nonvested at December 27, 2008	135,929	$28.09	$2.6	2.33 years
Granted	79,250	21.04
Vested	(28,000)	22.24
Forfeited	(13,333)	27.88
Nonvested at December 26, 2009	173,846	25.83	2.3	2.47 years
Granted	79,761	34.14
Vested	(17,011)	32.61
Forfeited	(16,802)	27.77
Nonvested at December 25, 2010	219,794	28.17	2.8	2.30 years
Granted	71,950	38.19
Vested	(113,244)	29.13
Forfeited	(15,500)	30.12
Nonvested at December 31, 2011	163,000	$31.75	$3.4	3.37 years

Under the Stock Purchase Plan and LTSIP, we recognized share-based compensation expense of $1.4 million, $2.4 million, and $1.6 million and the related total income tax benefits of $0.5 million, $0.9 million, and $0.6 million in 2011, 2010 and 2009, respectively.

In 2011, 2010 and 2009, cash received from option exercises and share issuances under our plans was $3.0 million, $2.3 million and $2.4 million, respectively.  The actual tax benefit realized in 2011, 2010 and 2009 for the tax deductions from option exercises totaled $0.7 million, $0.6 million and $0.7 million, respectively.

As of December 31, 2011, a total of approximately 3.0 million shares are reserved for issuance under the plans mentioned above.

On November 14, 2001, the Board of Directors approved a share repurchase program (which succeeded a previous program) allowing us to repurchase up to 2.5 million shares of our common stock.  On October 14, 2010, our Board authorized an additional 2 million shares to be repurchased under our share repurchase program.  We repurchased 144,900 shares under this program in 2010.  As of December 31, 2011, the cumulative total authorized shares available for repurchase is approximately 3.0 million shares.